Inventories	12 Months Ended
Dec. 31, 2022
INVENTORIES.
Inventories

11.  INVENTORIES

The detail of inventories as of December 31, 2022 and 2021, is as follows:

	As of December 31,
	2022	2021
	ThCh$	ThCh$
Supplies for Production	18,678,262	6,130,065
Gas	7,050,658	2,764,539
Oil	11,627,604	3,365,526
Supplies for projects and spare parts	30,215,221	22,131,301
Electrical materials	29,022,610	2,986,344
Total	77,916,093	31,247,710

There are no inventories acting as security for liabilities.

For the years ended December 31, 2022, 2021 and 2020, raw materials and inputs recognized as fuel cost was ThCh$587,063,837, ThCh$ 374,868,794 and ThCh$ 231,176,489, respectively. See note 29.

In the 2022 fiscal year, adjustments were recorded due to coal and diesel inventory impairment for ThCh$51,213,588. These adjustments are related to the discontinuity of the Bocamina II plant. For this same reason, during the 2021 fiscal year, coal and diesel inventory impairment was recorded for ThCh$46,572,145. For further information, see Notes 16.c.iv and 29.